Premises and Equipment - Leased Properties (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Owned properties leased
Cost	$ 290.2	$ 286.1
Accumulated depreciation	$ 115.5	$ 107.6